Equity-Based Compensation - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.44%
Expected option life	6 years 3 months	6 years 3 months
Expected price volatility	73.98%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate		0.62%
Expected price volatility		64.60%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate		1.31%
Expected price volatility		73.98%